Inventories - Details (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Inventories
Inventory write-down	R 83	R 384
Inventories held at net realizable value	R 1,118	R 3,294